INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Incentive Plans
Components of compensation expense relating to stock-based compensation programs and deferred cash award programs

In millions of dollars	2012	2011	2010
Charges for estimated awards to
retirement-eligible employees	$444	$338	$366
Option expense	99	161	197
Amortization of deferred cash awards and
deferred cash stock units	198	208	280
Salary stock award expense	—	—	173
Immediately vested stock award expense (1)	60	52	174
Amortization of restricted and deferred
stock awards (2)	864	871	747
Total	$1,665	$1,630	$1,937

(1)	This represents expense for immediately vested stock awards that generally were stock payments in lieu of cash compensation. The expense is generally accrued as cash incentive compensation in the year prior to grant.
(2)	All periods include amortization expense for all unvested awards to non-retirement-eligible employees. Amortization is recognized net of estimated forfeitures of awards.

Assumptions used in determining fair value of Annual Award Programs
Weighted-average per-share fair value	$22.97
Weighted-average expected life	3.85 years
Valuation assumptions
Expected volatility	36.07%
Risk-free interest rate	1.21%
Expected dividend yield	0.88%

Information with respect to stock option activity under stock option programs

	2012			2011			2010
		Weighted-			Weighted-			Weighted-
		average	Intrinsic		average	Intrinsic		average	Intrinsic
		exercise	value		exercise	value		exercise	value
	Options	price	per share	Options	price	per share	Options	price	per share
Outstanding, beginning of period	37,596,029	$69.60	$—	37,486,011	$93.70	$—	40,404,481	$127.50	$—
Granted—original	—	—	—	3,425,000	48.86	—	4,450,017	47.80	—
Forfeited or exchanged	(858,906)	83.84	—	(1,539,227)	176.41	—	(4,368,086)	115.10	—
Expired	(1,716,726)	438.14	—	(1,610,450)	487.24	—	(2,935,863)	458.70	—
Exercised	—	—	—	(165,305)	40.80	6.72	(64,538)	40.80	3.80
Outstanding, end of period	35,020,397	$51.20	$—	37,596,029	$69.60	$—	37,486,011	$93.70	$—
Exercisable, end of period	32,973,444			23,237,069			15,189,710

Summary of the information about stock options outstanding under stock option programs

	Options outstanding			Options exercisable
		Weighted-average
	Number	contractual life	Weighted-average	Number	Weighted-average
Range of exercise prices	outstanding	remaining	exercise price	exercisable	exercise price
$29.70–$49.99 (1)	33,392,541	3.1 years	$42.40	31,431,666	$42.02
$50.00–$99.99	69,956	8.1 years	56.76	69,132	56.64
$100.00–$199.99	516,577	5.9 years	147.33	431,323	148.33
$200.00–$299.99	754,375	1.7 years	243.85	754,375	243.85
$300.00–$399.99	206,627	4.9 years	335.97	206,627	335.97
$400.00–$557.00	80,321	0.1 years	543.69	80,321	543.69
Total at December 31, 2012	35,020,397	3.1 years	$51.20	32,973,444	$51.13

(1)	A significant portion of the outstanding options are in the $40 to $45 range of exercise prices.

Valuation and related assumption information for option programs

For options granted during	2012	2011	2010
Weighted-average per-share fair value,
at December 31	N/A	$13.90	$16.60
Weighted-average expected life
Original grants	N/A	4.95 yrs.	6.06 yrs.
Valuation assumptions
Expected volatility	N/A	35.64%	36.42%
Risk-free interest rate	N/A	2.33%	2.88%
Expected dividend yield	N/A	0.00%	0.00%
Expected annual forfeitures
Original and reload grants	N/A	9.62%	9.62%

N/A Not applicable

Unvested stock awards that are not subject to variable accounting
Incentive Plans
Summary of the status of unvested stock awards

		Weighted-average
		grant date
Unvested stock awards	Shares	fair value
Unvested at January 1, 2012	50,213,124	$50.90
New awards	33,452,028	30.51
Cancelled awards	(2,342,822)	39.15
Vested awards (1)	(17,345,405)	62.12
Unvested at December 31, 2012	63,976,925	$37.62

(1)	The weighted-average fair value of the vestings during 2012 was approximately $32.78 per share.

Unvested stock awards that are subject to variable accounting
Incentive Plans
Summary of the status of unvested stock awards

		Weighted-average
		award issuance
Unvested stock awards	Shares	fair value
Unvested at January 1, 2012	5,290,798	$49.30
New awards	2,219,213	30.55
Cancelled awards	(377,358)	43.92
Vested awards (1)	(1,168,429)	50.16
Unvested at December 31, 2012	5,964,224	$42.50

(1)	The weighted-average fair value of the vestings during 2012 was approximately $29.18 per share.